Cover	Nov. 29, 2023
Cover [Abstract]
DocumentType	8-K/A
Amendment Flag	true
Amendment Description	This Amendment 1 on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K of Ankam, Inc. (the “Company”), filed on December 4, 2023 (the “Original Filing”), in which the Company reported its completion of Acquisition or Disposition of Assets. This Amendment is being filed to (i) amend Item 2.01 and disclose what assets remain in the Company after transferring the MoneySaver App (the “Asset”) to its wholly-owned subsidiary, Ankam LLC (the “LLC”), (ii) identify the Manager and ownership of the LLC, (iii) to amend the exhibit numbers, and (iv) file a copy of the Asset Transfer Agreement (the “Agreement”).
DocumentPeriodEndDate	Nov. 29, 2023
File Number	333-255392
Registrant Name	ANKAM, INC.
Entity Central Index Key	0001781629
Tax Identification Number	61-1900749
Incorporation State	NV
AddressLine1	5348 Vegas Drive,
AddressCity	Las Vegas
AddressStat	NV
AddressPostalZipCode	89108
CityAreaCode	995
LocalPhoneNumber	599420389
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
ExTransitionPeriod	false